Leases - Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Opening net book value	$ 612	$ 728
Additions	673	214
Depreciation	(147)	(142)
Changes in foreign exchange rates and other	(30)	31
Transfer to assets held for sale	0	(219)
Closing net book value	$ 1,108	$ 612